Equity (Details 3)	12 Months Ended
	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 BRL (R$) shares
Disclosure of classes of share capital [line items]
Amount, Balance at beginning of period	R$ 13,609,000
Amount, Repurchase of common shares	284,812,000		R$ 44,775,000		R$ 1,735,000
Amount, Long-Term Incentive Plan	0		0
Amount, Balance at end of period	R$ 285,011,000		R$ 13,609,000
Treasury shares
Disclosure of classes of share capital [line items]
Shares, Balance at beginning of period (in shares) | shares	168,636		518,642
Shares, Repurchase of common shares (in shares) | shares	1,686,235		547,543
Shares, Long-Term Incentive Plan (in shares) | shares	(166,170)		(897,549)
Shares, Balance at end of period (in shares) | shares	1,688,701		168,636		518,642
Amount, Balance at beginning of period	R$ 13,609,000		R$ 41,267,000
Amount, Repurchase of common shares	284,812,000		44,775,000		R$ 1,735,000
Amount, Long-Term Incentive Plan	(13,410,000)		(72,433,000)		0
Amount, Balance at end of period	R$ 285,011,000		R$ 13,609,000		R$ 41,267,000
Average Price, balance at beginning of period (in usd per share) | $ / shares		$ 18.06		$ 20.09
Average Price, Repurchase of common shares (in usd per share) | $ / shares		30.23		16.13
Average Price, Long-Term Incentive Plan | $ / shares		18.06		18.06
Average Price, balance at end of period (in usd per share) | $ / shares		$ 30.23		$ 18.06